Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest	$ 26,654	$ 17,143	$ 3,323
Other operating expenses	985	1,417	213
Income tax expense (benefit)	4,576	4,377	4,172
Net earnings	16,353	15,546	16,123
Parent Company
Interest and dividend from subsidiary	8,534	8,531	6,240
Total revenues	8,534	8,531	6,240
Interest	1,116	1,079	529
Other operating expenses	692	630	639
Total expenses	1,808	1,709	1,168
Income before income tax benefit and equity in undistributed earnings of subsidiaries	6,726	6,822	5,072
Income tax expense (benefit)	372	352	242
Income before equity in undistributed earnings of subsidiaries	7,098	7,174	5,314
Equity in undistributed earnings of subsidiaries	9,255	8,372	10,809
Net earnings	$ 16,353	$ 15,546	$ 16,123